Goodwill and Intangible Assets - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Accumulated depreciation, impairment and amortization [Member] | PLDT Inc. [Member] | Digital Telecommunications Phils., Inc. [Member]
Disclosure of detailed information about intangible assets [Line Items]
Accumulated impairment balance	₱ 438
Accumulated depreciation, impairment and amortization [Member] | ePLDT, Inc. [Member] | ABM Global Solutions, Inc. and Subsidiaries [Member]
Disclosure of detailed information about intangible assets [Line Items]
Accumulated impairment balance	216
Wireless [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss relating to goodwill	₱ 0	₱ 0
Pre-tax discount rates applied to cash flow projections	8.22%
Growth rate of cash flows beyond the projection period	2.00%
Fixed Line [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss relating to goodwill	₱ 0	₱ 0
Pre-tax discount rates applied to cash flow projections	8.22%
Growth rate of cash flows beyond the projection period	2.00%
Voyager [Member]
Disclosure of detailed information about intangible assets [Line Items]
Additional goodwill				₱ 980
Impairment loss relating to goodwill			₱ 980